Property and Equipment (Tables)	12 Months Ended
Sep. 27, 2013
Property Plant And Equipment [Abstract]
Components of Property and Equipment

Property and equipment consists of the following (in thousands):

	September 27, 2013	September 28, 2012
Machinery and equipment	$48,050	$39,721
Leasehold improvements	5,129	4,876
Furniture and fixtures	782	700
Construction in process	6,234	4,218
Computer equipment and software	6,384	6,618

Total property and equipment	66,579	56,133
Less accumulated depreciation and amortization	(33,844)	(25,012)

Property and equipment — net	$32,735	$31,121